Private Placement Warrants and Working Capital Warrants (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Private Placement Warrant [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	22,029,279
Warrants outstanding (in shares)	4,340,278
Number of shares called by each warrant (in shares)	1
Exercise price (in dollars per share) | $ / shares	$ 11.50
Period to exercise warrants after business combination	30 days
Warrants expiration period	5 years
Period not to transfer, assign or sell warrants	30 days
Working Capital Warrants [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	400,000
Warrants outstanding (in shares)	4,340,278
Number of shares called by each warrant (in shares)	1
Exercise price (in dollars per share) | $ / shares	$ 11.50
Period to exercise warrants after business combination	30 days
Warrants expiration period	5 years
Period not to transfer, assign or sell warrants	30 days
Initial Public Offering [Member] | Private Placement Warrant [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	3,940,278